                        --------------------------------

                        Semiannual Report April 30, 1999

                        --------------------------------

                              O P P E N H E I M E R

                                 Quest Small Cap
                                   Value Fund

                                   [GRAPHIC]

                                     [LOGO]
                              OppenheimerFunds(R)
                            THE RIGHT WAY TO INVEST

Contents

3     President's Letter

5     An Interview with Your Fund's Managers

11    Financial Statements

29    Officers and Trustees

32    Information and Services

Report highlights
--------------------------------------------------------------------------------

o Small-cap stocks continued to lag large-cap and mid-cap stocks, bringing relative valuations to their widest levels in years.

o The Fund continued to seek companies that have a history of recurring revenues and good cash flow.

o Small-cap stocks have never been more attractively valued, which we believe should position the Fund well for the future.

Cumulative Total Returns

For the 6-Month Period
Ended 4/30/99

Class A

Without             With
Sales Chg.(1)     Sales Chg.(2)
-------------------------------
6.53%               0.40%
-------------------------------

Class B

Without             With
Sales Chg.(1)     Sales Chg.(2)
-------------------------------
6.22%               1.22%
-------------------------------

Class C

Without             With
Sales Chg.(1)     Sales Chg.(2)
-------------------------------
6.23%               5.23%
-------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because the stock market can be volatile, the Fund's performance may be subject to substantial short-term changes. For updates on the Fund's performance, please contact your financial advisor, call us at 1-800-525-7048 or visit our website, www.oppenheimerfunds.com. OppenheimerFunds, Inc. became the Fund's advisor on 11/22/95. The Fund's subadvisor is OpCap Advisors, which was the Fund's advisor prior to 11/22/95. The portfolio manager is employed by the Fund's subadvisor.

1. Includes changes in net asset value per share without deducting any sales charges.
2. Class A return includes the current maximum initial sales charge of 5.75%. Class B return includes the applicable contingent deferred sales charge of 5%. Class C return includes the applicable contingent deferred sales charge of 1%. Class A shares are subject to an annual 0.25% asset-based sales charge while Class B and C shares are subject to an annual 0.75% asset-based sales charge. An explanation of the different performance calculations is in the Fund's prospectus.


2  Oppenheimer Quest Small Cap Value Fund

[PHOTO]
Bridget A. Macaskill
President
Oppenheimer
Quest Small Cap
Value Fund


Dear shareholder,
--------------------------------------------------------------------------------

According to popular belief, the last six months have been particularly favorable for the financial markets.

      The truth of the matter is that it's been a long, uphill struggle for the diversified investor. That's because the stock market's dramatic rise reflects the performance of the Dow Jones Industrial Average, which has been fueled by only a small number of large-capitalization growth stocks and technology companies. In the bond market this year, while many corporate and foreign bonds have provided relatively attractive returns, the first quarter of 1999 was the worst quarter in history for U.S. Treasury securities.(1)

      Recently, though, signs of change have been emerging that confirm the importance of a well-diversified portfolio. While investors focusing on large-cap growth and technology stocks may have achieved superior short-term returns, they may have also dramatically increased their exposure to potential risks. If recent economic and market trends persist, previously out-of-favor stocks may continue to rise.

      Specifically, U.S. economic growth has continued to surpass most analysts' expectations and the breadth of the market's positive performance has begun to widen. This has raised concerns that inflationary pressures may reemerge. In fact, the Federal Reserve Board recently indicated its readiness to raise short-term interest rates as an inflation-fighting measure. Looking outside of the United States, many foreign economies also appear to be on the mend. The impact of these changes, as it applies to your fund, is discussed more fully inside by your portfolio manager.

                                                                  (over, please)

1. Foreign investing entails higher expenses and risks, such as foreign currency fluctuations, economic and political instability, and differences in accounting standards.


3  Oppenheimer Quest Small Cap Value Fund

You may also have wondered about the impact of the Year 2000 problem on your investments. While we cannot predict the final outcome, we are pleased that many companies and governments appear to be making progress toward avoiding a major disruption. For our part, OppenheimerFunds is in the advanced stages of our Y2K project, and we have successfully participated in industry-wide tests.

      Meanwhile, we intend to maintain the disciplined investment approach that has been helping Oppenheimer funds shareholders for more than 40 years as they pursue their financial goals. Our longstanding experience has taught us that while investment fads come and go, prudent diversification remains key to successful investing. In fact, it is an essential part of what makes OppenheimerFunds The Right Way to Invest.

Sincerely,


/s/ Bridget A. Macaskill

Bridget A. Macaskill
May 21, 1999


4  Oppenheimer Quest Small Cap Value Fund

[PHOTO]
Portfolio Management
Team (l to r)
Timothy McCormack
Mark Degenhart*


An interview with your Fund's managers
--------------------------------------------------------------------------------

How did Oppenheimer Quest Small Cap Value Fund perform during the six-month period that ended April 30, 1999?

Despite a very difficult environment for most small-cap stocks in general and value-oriented stocks in particular, the Fund provided a positive return for the six-month period ended April 30, 1999. Throughout the period, the small-cap stock market continued to lag both large-cap and mid-cap stocks. We attribute the small-cap market's weakness to investors' persistent preference for highly liquid, large-cap names. In addition, earnings growth within the small-cap market has not been as robust as analysts expected it to be.

      We are also disappointed that we did not match or exceed the returns of our benchmark, the Russell 2000 Index. However, the index's performance was driven by a handful of high-flying Internet stocks, which we did not hold because we consider them to be too expensive relative to their earnings.

* Effective January 7, 1999, Mark Degenhart became a portfolio manager of the Fund.


5  Oppenheimer Quest Small Cap Value Fund

--------------------------------------------------------------------------------

"The valuation disparities have become so great that any earnings acceleration should benefit the small-cap sector."

An interview with your Fund's managers
--------------------------------------------------------------------------------

Did you make any changes to the portfolio's exposure to any specific industries or market sectors?

Yes. But first, it is important to understand that we select stocks on a company-by-company basis, not according to macroeconomic or industry trends. This "bottom-up" approach did lead us to reduce our holdings in the energy and financial services industries, however.

What stock contributed most positively to performance?

Our biggest winner over the period was a company that makes electronic components and assemblies for the automotive, computer and telecommunications industries. The firm's management team had significantly improved returns over the past five years. This was the result of success with a recent acquisition as well as some high-return internal projects.

Have any of the Fund's holdings been disappointing over the past six months?

Wang Laboratories, Inc. has been a disappointment. We've owned it for three years, but it has not yet provided the returns we had expected. We believe, however, that Wang is no longer a mainframe computer manufacturer, but has been "reborn" after emerging from bankruptcy several years ago. Wang is now a global provider of outsourced computer network maintenance services to some of the largest and fastest-growing computer manufacturers in the world. We expect the stock to appreciate when investors recognize this transformation.


6  Oppenheimer Quest Small Cap Value Fund

Avg Annual Total Returns
For the Periods Ended 3/31/99(1)

Class A

1 year        5 year        10 year
-------------------------------------
-30.97%       5.39%         9.61%
-------------------------------------

Class B
                            Since
1 year        5 year        Inception
-------------------------------------
-30.67%       5.78%         5.66%
-------------------------------------

Class C
                            Since
1 year        5 year        Inception
-------------------------------------
-27.85%       6.09%         5.79%
-------------------------------------

What are some of the new holdings you added in the past six months?

We invested in Shared Medical Systems Corp., a healthcare information systems company that derives much of its revenue from recurring sources, such as long-term outsourcing contracts for computer maintenance, desktop support and application support. Similarly, Precision Castparts Corp. is an aerospace and industrial company that has historically generated high levels of free cash flow. The stock was punished because of concerns about the earnings prospects of the aerospace industry. However, in our analysis, investors had not adequately considered the strength of the company's business in gas turbines, pumps and valves. We believe that this misperception gave us an opportunity to increase our existing position at an attractive price.

      We also invested in an aerospace defense company. The company's senior management came from three well-established aerospace defense companies. A secondary offering of the company's stock caused the share price to decline, which we believed presented an attractive opportunity to buy the stock inexpensively. Our thesis has so far proved correct, as the firm's stock has appreciated strongly since we acquired it.

1. Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Class A returns include the current maximum initial sales charge of 5.75%. Class A shares were first publicly offered on 1/3/89. The Fund's maximum sales charge for Class A shares was lower prior to 11/24/95, so actual performance may have been higher. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 1% (since inception on 9/1/93). Class C returns for the one-year result include the contingent deferred sales charge of 1%. Class C shares have an inception date of 9/1/93. Class B and C shares are subject to an annual 0.75% asset-based sales charge and Class A shares are subject to an annual 0.25% asset-based sales charge. An explanation of the different performance calculations is in the Fund's prospectus.


7  Oppenheimer Quest Small Cap Value Fund

An interview with your Fund's managers
--------------------------------------------------------------------------------

The portfolio contains another company that we believe has been misunderstood by the investment community. While traditionally considered a specialty chemical manufacturer, this company has largely transformed itself into a pharmaceutical company that obtains most of its earnings from life sciences, including the compounding of ingredients used in medicines. Because pharmaceutical companies are more resistant to recession than specialty chemical companies, we believe that this particular investment deserves a higher price relative to its earnings.

What is your outlook for the small-cap stock market and the Fund?

In our experience, small-cap stocks have never been more attractively valued relative to large-cap stocks. In fact, we believe that the valuation disparities are becoming so great that, at some point, small-cap stocks are likely to attract substantially more interest from investors or become the target of take-over attempts by larger competitors.

      Historically, the value-oriented approach to invest- ing in small-cap stocks has provided very good risk- adjusted returns. Consequently, we believe that small-cap value stocks continue to have an important place in the portfolios of investors who can tolerate short-term volatility on the way to potential long-term gains.


8  Oppenheimer Quest Small Cap Value Fund

Asset Allocation(2)

[PIE CHART APPEARS HERE]

Stocks              89.1%
Cash equivalents    10.9

In addition, we believe that having the patience and discipline to buy when prices are low and sell once a company realizes its true value is an important part of what makes OppenheimerFunds The Right Way to Invest.

Top 10 Stock Holdings(2)
--------------------------------------------------------------------------------
Wang Laboratories, Inc.                                                     4.5%
--------------------------------------------------------------------------------
Harman International Industries, Inc.                                       3.2
--------------------------------------------------------------------------------
Exar Corp.                                                                  3.1
--------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                                                 3.0
--------------------------------------------------------------------------------
Paxar Corp.                                                                 2.9
--------------------------------------------------------------------------------
Wallace Computer Services, Inc.                                             2.8
--------------------------------------------------------------------------------
American Medical Security Group, Inc.                                       2.8
--------------------------------------------------------------------------------
Policy Management Systems Corp.                                             2.8
--------------------------------------------------------------------------------
Precision Castparts Corp.                                                   2.6
--------------------------------------------------------------------------------
Flowserve Corp.                                                             2.6
--------------------------------------------------------------------------------

Top 5 Industries(2)
--------------------------------------------------------------------------------
Manufacturing                                                              11.0%
--------------------------------------------------------------------------------
Insurance                                                                   9.7
--------------------------------------------------------------------------------
Health Care / Supplies & Services                                           8.2
--------------------------------------------------------------------------------
Industrial Services                                                         8.1
--------------------------------------------------------------------------------
Autos & Housing                                                             5.6
--------------------------------------------------------------------------------

2. Portfolio is subject to change. Percentages are as of April 30, 1999, and are based on total market value of investments.


9  Oppenheimer Quest Small Cap Value Fund

Financials
--------------------------------------------------------------------------------


10  Oppenheimer Quest Small Cap Value Fund

--------------------------------------------------------------------------------
Statement of Investments  April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                    Market Value
                                                         Shares     See Note 1
================================================================================
Common Stocks--87.9%
--------------------------------------------------------------------------------
Basic Materials--4.1%
--------------------------------------------------------------------------------
Chemicals--4.1%
Cambrex Corp.                                            266,300     $ 6,823,937
--------------------------------------------------------------------------------
M. A. Hanna Co.                                           87,800       1,421,262
--------------------------------------------------------------------------------
McWhorter Technologies, Inc.(1)                          119,600       1,771,575
--------------------------------------------------------------------------------
Schulman (A.), Inc.                                       81,400       1,424,500
                                                                     -----------
                                                                      11,441,274

--------------------------------------------------------------------------------
Capital Goods--25.9%
--------------------------------------------------------------------------------
Aerospace/Defense--2.6%
Precision Castparts Corp.                                172,100       7,357,275
--------------------------------------------------------------------------------
Electrical Equipment--4.4%
Baldor Electric Co.                                      210,300       4,061,419
--------------------------------------------------------------------------------
Kemet Corp.(1)                                           326,900       5,046,519
--------------------------------------------------------------------------------
Technitrol, Inc.                                         116,400       3,404,700
                                                                     -----------
                                                                      12,512,638

--------------------------------------------------------------------------------
Industrial Services--8.0%
GP Strategies Corp.(1)                                   136,200       2,094,075
--------------------------------------------------------------------------------
Graco, Inc.                                               46,700       1,471,050
--------------------------------------------------------------------------------
Lydall, Inc.(1)                                          148,200       1,333,800
--------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., Cl.A(1)                 119,900       2,585,344
--------------------------------------------------------------------------------
Tetra Tech, Inc.(1)                                      179,500       4,341,656
--------------------------------------------------------------------------------
Tetra Technologies, Inc.(1)                              300,400       2,816,250
--------------------------------------------------------------------------------
Wallace Computer Services, Inc.                          342,100       7,889,681
                                                                     -----------
                                                                      22,531,856

--------------------------------------------------------------------------------
Manufacturing--10.9%
Albany International Corp., Cl.A                         242,678       5,884,941
--------------------------------------------------------------------------------
Baldwin Technology Co., Inc., Cl.A(1)                    551,000       1,756,312
--------------------------------------------------------------------------------
Flowserve Corp.                                          386,500       7,198,562
--------------------------------------------------------------------------------
Interpool, Inc.                                          349,200       5,128,875
--------------------------------------------------------------------------------
Lindsay Manufacturing Co.                                128,000       2,728,000
--------------------------------------------------------------------------------
Paxar Corp.(1)                                           901,400       8,056,263
                                                                     -----------
                                                                      30,752,953


                   11  Oppenheimer Quest Small Cap Value Fund

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                    Market Value
                                                         Shares     See Note 1
--------------------------------------------------------------------------------
Communication Services--4.7%
--------------------------------------------------------------------------------
Telecommunications: Long Distance--4.7%
General Semiconductor, Inc.(1)                            931,200    $ 6,984,000
--------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.(1)                      131,300      6,409,081
                                                                     -----------
                                                                      13,393,081

--------------------------------------------------------------------------------
Consumer Cyclicals--9.3%
--------------------------------------------------------------------------------
Autos & Housing--5.5%
Borg-Warner Automotive, Inc.                               35,300      2,003,275
--------------------------------------------------------------------------------
Carlisle Cos., Inc.                                        92,300      4,522,700
--------------------------------------------------------------------------------
Harman International Industries, Inc.                     195,700      8,989,969
                                                                     -----------
                                                                      15,515,944

--------------------------------------------------------------------------------
Media--2.3%
Hollinger International, Inc.                             455,700      6,408,281
--------------------------------------------------------------------------------
Retail: Specialty--0.2%
Shopko Stores, Inc.                                        19,700        675,956
--------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--1.3%
Guilford Mills, Inc.                                      372,200      3,535,900
--------------------------------------------------------------------------------
Consumer Staples--1.4%
--------------------------------------------------------------------------------
Food--1.4%
Del Monte Foods Co.(1)                                    286,800      3,835,950
--------------------------------------------------------------------------------
Energy--3.9%
--------------------------------------------------------------------------------
Energy Services--3.9%
Cabot Oil & Gas Corp., Cl.A                               310,600      5,435,500
--------------------------------------------------------------------------------
St. Mary Land & Exploration Co.                           291,500      5,611,375
                                                                      ----------
                                                                      11,046,875


                   12  Oppenheimer Quest Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                    Market Value
                                                         Shares     See Note 1
--------------------------------------------------------------------------------
Financial--9.5%
--------------------------------------------------------------------------------
Insurance--9.5%
Annuity & Life RE Holdings Ltd.                         323,000      $ 6,379,250
--------------------------------------------------------------------------------
Chartwell Re Corp.                                      275,200        5,091,200
--------------------------------------------------------------------------------
CNA Surety Corp.                                         74,400        1,004,400
--------------------------------------------------------------------------------
E.W. Blanch Holdings, Inc.                               55,600        3,273,450
--------------------------------------------------------------------------------
Horace Mann Educators Corp.                             123,000        2,798,250
--------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                             268,400        8,370,725
                                                                     -----------
                                                                      26,917,275

--------------------------------------------------------------------------------
Healthcare--10.3%
--------------------------------------------------------------------------------
Healthcare/Drugs--2.2%
Dentsply International, Inc.                            121,500        3,181,781
--------------------------------------------------------------------------------
Trigon Healthcare, Inc.(1)                               99,700        3,165,475
                                                                     -----------
                                                                       6,347,256

--------------------------------------------------------------------------------
Healthcare/Supplies & Services--8.1%
American Medical Security Group, Inc.                   527,800        7,884,013
--------------------------------------------------------------------------------
CorVel Corp.(1)                                         136,800        4,822,200
--------------------------------------------------------------------------------
Shared Medical Systems Corp.                            130,800        7,104,075
--------------------------------------------------------------------------------
Vital Signs, Inc.                                       141,800        2,977,800
                                                                     -----------
                                                                      22,788,088

--------------------------------------------------------------------------------
Technology--16.3%
--------------------------------------------------------------------------------
Computer Hardware--4.5%
Wang Laboratories, Inc.(1)                              501,400       12,566,338
--------------------------------------------------------------------------------
Computer Services--2.5%
Applied Theory Corp.(1)                                  10,000          205,000
--------------------------------------------------------------------------------
Nichols Research Corp.(1)                               324,200        6,848,725
                                                                     -----------
                                                                       7,053,725


                   13  Oppenheimer Quest Small Cap Value Fund

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                    Market Value
                                                         Shares     See Note 1
--------------------------------------------------------------------------------
Computer Software--4.7%
BancTec, Inc.(1)                                          77,100     $ 1,252,875
--------------------------------------------------------------------------------
National Computer Systems, Inc.                           86,000       2,408,000
--------------------------------------------------------------------------------
Policy Management Systems Corp.(1)                       248,500       7,812,219
--------------------------------------------------------------------------------
Systems & Computer Technology Corp.(1)                   140,700       1,934,625
                                                                     -----------
                                                                      13,407,719

--------------------------------------------------------------------------------
Electronics--4.6%
BMC Industries, Inc.                                     154,900       1,384,419
--------------------------------------------------------------------------------
CTS Corp.                                                 57,500       3,069,063
--------------------------------------------------------------------------------
Exar Corp.(1)                                            426,800       8,589,350
                                                                     -----------
                                                                      13,042,832

--------------------------------------------------------------------------------
Transportation--2.5%
--------------------------------------------------------------------------------
Air Transportation--2.5%
Air Express International Corp.                          329,000       7,196,875
                                                                     -----------
Total Common Stocks (Cost $238,584,439)                              248,328,091


                   14  Oppenheimer Quest Small Cap Value Fund

--------------------------------------------------------------------------------
Statement of Investments
--------------------------------------------------------------------------------

                                                      Face          Market Value
                                                      Amount        See Note 1
================================================================================
Short-Term Notes--10.8%(2)
--------------------------------------------------------------------------------
American Express Credit Corp., 4.79%, 5/12/99        $ 7,851,000    $  7,839,509
--------------------------------------------------------------------------------
Deere & Co., 4.79%, 5/3/99                             2,448,000       2,447,349
--------------------------------------------------------------------------------
Federal Home Loan Bank, 4.82%, 5/3/99                  1,095,000       1,094,708
--------------------------------------------------------------------------------
Ford Motor Credit Co., 4.78%, 5/24/99-5/26/99         10,562,000      10,528,198
--------------------------------------------------------------------------------
General Electric Capital Corp.:
4.78%, 5/4/99                                          1,023,000       1,022,592
4.85%, 5/3/99                                          5,942,000       5,940,399
--------------------------------------------------------------------------------
Norwest Financial Corp., 4.80%, 5/27/99                1,505,000       1,499,783
                                                                    ------------
Total Short-Term Notes (Cost $30,372,538)                             30,372,538

--------------------------------------------------------------------------------
Total Investments, at Value (Cost $268,956,977)             98.7%    278,700,629
--------------------------------------------------------------------------------
Other Assets Net of Liabilities                              1.3       3,679,930
                                                     -----------    ------------
Net Assets                                                 100.0%   $282,380,559
                                                     ===========    ============

1. Non-income producing security.
2. Short-term notes are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase.

See accompanying Notes to Financial Statements.


                   15  Oppenheimer Quest Small Cap Value Fund

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

=====================================================================================
Assets
Investments, at value (cost $268,956,977)--see accompanying statement    $278,700,629
-------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                            6,648,054
Shares of beneficial interest sold                                            659,225
Interest and dividends                                                         40,851
Other                                                                           5,058
                                                                        -------------
Total assets                                                              286,053,817

=====================================================================================
Liabilities
Bank overdraft                                                                139,893
-------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                       2,042,276
Shares of beneficial interest redeemed                                      1,256,607
Transfer and shareholder servicing agent fees                                  75,466
Distribution and service plan fees                                             54,906
Trustees' compensation--Note 1                                                 20,201
Custodian fees                                                                  5,881
Other                                                                          78,028
                                                                        -------------
Total liabilities                                                           3,673,258

=====================================================================================
Net Assets                                                               $282,380,559
                                                                        =============

=====================================================================================
Composition of Net Assets
Par value of shares of beneficial interest                                   $160,240
-------------------------------------------------------------------------------------
Additional paid-in capital                                                290,661,247
-------------------------------------------------------------------------------------
Accumulated net investment loss                                            (1,144,768)
-------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                  (17,039,812)
-------------------------------------------------------------------------------------
Net unrealized appreciation on investments--Note 3                          9,743,652
                                                                        -------------
Net assets                                                               $282,380,559
                                                                        =============


                   16  Oppenheimer Quest Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on
net assets of $164,149,599 and 9,195,974 shares of beneficial
interest outstanding)                                                     $17.85

Maximum offering price per share (net asset value plus sales
charge of 5.75% of offering price)                                        $18.94

--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $92,729,706 and 5,353,382 shares of beneficial interest
outstanding)                                                              $17.32

--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $25,501,254 and 1,474,667 shares of beneficial interest
outstanding)                                                              $17.29

See accompanying Notes to Financial Statements.


                   17  Oppenheimer Quest Small Cap Value Fund

--------------------------------------------------------------------------------
Statement of Operations  For the Six Months Ended April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

===================================================================================
Investment Income
Dividends                                                              $  1,259,279
-----------------------------------------------------------------------------------
Interest                                                                    829,514
                                                                       ------------
Total income                                                              2,088,793

===================================================================================
Expenses
Management fees--Note 4                                                   1,470,311
-----------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class A                                                                     431,705
Class B                                                                     478,837
Class C                                                                     128,059
-----------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                       449,132
-----------------------------------------------------------------------------------
Shareholder reports                                                         125,558
-----------------------------------------------------------------------------------
Registration and filing fees                                                 22,533
-----------------------------------------------------------------------------------
Trustees' compensation--Note 1                                               18,794
-----------------------------------------------------------------------------------
Legal, auditing and other professional fees                                  13,553
-----------------------------------------------------------------------------------
Custodian fees and expenses                                                   5,887
-----------------------------------------------------------------------------------
Other                                                                        81,108
                                                                       ------------
Total expenses                                                            3,225,477
Less expenses paid indirectly--Note 4                                          (230)
                                                                       ------------
Net expenses                                                              3,225,247

===================================================================================
Net Investment Loss                                                      (1,136,454)

===================================================================================
Realized and Unrealized Gain (Loss)
Net realized loss on investments                                        (16,807,768)
-----------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on investments     35,063,397
                                                                       ------------
Net realized and unrealized gain                                         18,255,629

===================================================================================
Net Increase in Net Assets Resulting from Operations                   $ 17,119,175
                                                                       ============

See accompanying Notes to Financial Statements.


                   18  Oppenheimer Quest Small Cap Value Fund

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                  Six Months Ended    Year Ended
                                                                  April 30, 1999      October 31,
                                                                  (Unaudited)         1998
===================================================================================================
Operations
Net investment loss                                               $  (1,136,454)      $  (2,004,739)
---------------------------------------------------------------------------------------------------
Net realized gain (loss)                                            (16,807,768)          9,954,218
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                35,063,397         (64,930,588)
                                                                  -------------       -------------
Net increase (decrease) in net assets resulting from operations      17,119,175         (56,981,109)

===================================================================================================
Distributions to Shareholders
Distributions from net realized gain:
Class A                                                              (5,919,289)        (15,926,177)
Class B                                                              (3,232,251)         (7,220,162)
Class C                                                                (859,533)         (2,252,552)

===================================================================================================
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting
from beneficial interest transactions--Note 2:
Class A                                                             (24,035,758)         51,212,817
Class B                                                              (7,217,782)         43,679,239
Class C                                                              (1,789,106)          9,563,688

===================================================================================================
Net Assets
Total increase (decrease)                                           (25,934,544)         22,075,744
---------------------------------------------------------------------------------------------------
Beginning of period                                                 308,315,103         286,239,359
                                                                  -------------       -------------
End of period (including accumulated net investment
losses of $1,144,768 and $8,314, respectively)                    $ 282,380,559       $ 308,315,103
                                                                  =============       =============

See accompanying Notes to Financial Statements.


                   19  Oppenheimer Quest Small Cap Value Fund

--------------------------------------------------------------------------------
 Financial Highlights
--------------------------------------------------------------------------------

                                                    Class A
                                                    ---------------------------------------------------------------
                                                    Six Months
                                                    Ended
                                                    April 30,
                                                    1999               Year Ended October 31,
                                                    (Unaudited)        1998            1997            1996(1)
===================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                $17.29             $22.26          $19.03          $17.31
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                          (.04)              (.09)           (.07)            .03
Net realized and unrealized gain (loss)               1.15              (3.02)           5.66            2.79
                                                    ------             ------          ------          ------
Total income (loss) from investment
operations                                            1.11              (3.11)           5.59            2.82

-------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                    --                 --              --            (.11)
Distributions from net realized gain                  (.55)             (1.86)          (2.36)           (.99)
                                                    ------             ------          ------          ------
Total dividends and distributions
to shareholders                                       (.55)             (1.86)          (2.36)          (1.10)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $17.85             $17.29          $22.26          $19.03
                                                    ======             ======          ======          ======

===================================================================================================================
Total Return, at Net Asset Value(3)                   6.53%            (15.05)%         32.72%          17.17%

===================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)          $164,150           $183,567        $181,973        $102,746
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $174,007           $201,952        $131,503        $117,765
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                         (0.56)%(4)         (0.42)%         (0.32)%          0.11%
Expenses(5)                                           1.98%(4)           1.80%           1.78%           1.90%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                              40%                65%             82%             70%

1. On November 22, 1995, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. Based on average shares outstanding for the period.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized.


                20  Oppenheimer Quest Small Cap Value Fund

--------------------------------------------------------------------------------
 Financial Highlights
--------------------------------------------------------------------------------


                                                       Class A                     Class B
                                                       ---------------------       -----------------------------------------------
                                                                                   Six Months
                                                                                   Ended
                                                                                   April 30,
                                                                                   1999                   Year Ended October 31,
                                                       1995           1994         (Unaudited)             1998            1997
===================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                   $16.33         $17.68            $16.84             $21.83          $18.79
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            .11(2)        (.03)(2)          (.10)              (.12)           (.05)
Net realized and unrealized gain (loss)                1.29            .01              1.13              (3.01)           5.45
                                                     ------         ------            ------             ------          ------
Total income (loss) from investment
operations                                             1.40           (.02)             1.03              (3.13)           5.40

----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                     --             --                --                 --              --
Distributions from net realized gain                   (.42)         (1.33)             (.55)             (1.86)          (2.36)
                                                     ------         ------            ------             ------          ------
Total dividends and distributions
to shareholders                                        (.42)         (1.33)             (.55)             (1.86)          (2.36)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $17.31         $16.33            $17.32             $16.84          $21.83
                                                     ======         ======            ======             ======          ======

==================================================================================================================================
Total Return, at Net Asset Value(3)                    8.82%          0.04%             6.22%            (15.47)%         32.05%

==================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)           $116,307       $120,102           $92,730            $98,041         $79,754
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $119,440       $115,276           $96,532            $97,818         $47,462
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                           0.67%         (0.14)%           (1.06)%(4)         (0.92)%         (0.80)%
Expenses(5)                                            1.80%          1.88%             2.47%(4)           2.31%           2.27%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                               76%             67%               40%                65%             82%

                                                 Class B
                                                -------------------------------------------




                                                    1996(1)      1995          1994
===========================================================================================
Per Share Operating Data
Net asset value, beginning of period                $17.11        $16.24        $17.66
-------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                          (.06)           .02(2)       (.11)(2)
Net realized and unrealized gain (loss)               2.76           1.27           .02
                                                    ------         ------        ------
Total income (loss) from investment
operations                                            2.70           1.29          (.09)

-------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                  (.03)            --            --
Distributions from net realized gain                  (.99)          (.42)        (1.33)
                                                    ------         ------        ------
Total dividends and distributions
to shareholders                                      (1.02)          (.42)        (1.33)
------------------------------------------------------------------------------------------
Net asset value, end of period                      $18.79        $17.11        $16.24
                                                    ======         ======        ======

==========================================================================================
Total Return, at Net Asset Value(3)                  16.57%          8.17%        (0.39)%

==========================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)           $30,766        $23,440       $16,144
------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $26,478        $20,105        $9,401
------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                         (0.37)%         0.09%        (0.70)%
Expenses(5)                                           2.38%          2.37%         2.48%
------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                              70%            76%           67%


5. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended April 30, 1999, were $105,697,064 and $148,693,150, respectively.


                 21  Oppenheimer Quest Small Cap Value Fund

--------------------------------------------------------------------------------
Financial Highlights  (Continued)
--------------------------------------------------------------------------------

                                                  Class C
                                                  -----------------------------
                                                  Six Months
                                                  Ended              Year
                                                  April 30,          Ended
                                                  1999               Oct. 31,
                                                  (Unaudited)        1998
===============================================================================
Per Share Operating Data
Net asset value, beginning of period               $16.81            $21.79
-------------------------------------------------------------------------------

Income (loss) from investment operations:
Net investment income (loss)                         (.10)             (.13)
Net realized and unrealized gain (loss)              1.13             (2.99)
                                                  -------           -------
Total income (loss) from investment
operations                                           1.03             (3.12)

-------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                   --                --
Distributions from net realized gain                 (.55)            (1.86)
                                                  -------           -------
Total dividends and distributions
to shareholders                                      (.55)            (1.86)
-------------------------------------------------------------------------------
Net asset value, end of period                     $17.29            $16.81
                                                  =======           =======

===============================================================================
Total Return, at Net Asset Value(3)                  6.23%           (15.45)%

===============================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)          $25,501           $26,707
-------------------------------------------------------------------------------
Average net assets (in thousands)                 $25,818           $28,647
-------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                        (1.06)%(4)        (0.92)%
Expenses(5)                                          2.47%(4)          2.31%
-------------------------------------------------------------------------------
Portfolio turnover rate(6)                             40%               65%

1. On November 22, 1995, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. Based on average shares outstanding for the period.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized.


                 22  Oppenheimer Quest Small Cap Value Fund

--------------------------------------------------------------------------------
Financial Highlights  (Continued)
--------------------------------------------------------------------------------


                                              Class C
                                              --------------------------------------------------------




                                                   1997           1996(1)        1995           1994
======================================================================================================
Per Share Operating Data
Net asset value, beginning of period               $18.76         $17.11         $16.23        $17.67
------------------------------------------------------------------------------------------------------

Income (loss) from investment operations:
Net investment income (loss)                         (.08)          (.05)           .01(2)       (.13)(2)
Net realized and unrealized gain (loss)              5.47           2.75           1.29           .02
                                                  -------        -------         ------        ------
Total income (loss) from investment
operations                                           5.39           2.70           1.30          (.11)

------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                   --           (.06)            --            --
Distributions from net realized gain                (2.36)          (.99)          (.42)        (1.33)
                                                  -------        -------         ------        ------
Total dividends and distributions
to shareholders                                     (2.36)         (1.05)          (.42)        (1.33)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $21.79         $18.76         $17.11        $16.23
                                                  =======        =======         ======        ======

======================================================================================================
Total Return, at Net Asset Value(3)                 32.05%         16.55%          8.24%        (0.51)%

======================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)          $24,512        $13,181         $9,068        $3,344
------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $17,401        $11,501         $6,114        $1,381
------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                        (0.81)%        (0.40)%         0.08%        (0.81)%
Expenses(5)                                          2.28%          2.40%          2.38%         2.59%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                             82%            70%            76%            67%


5. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended April 30, 1999, were $105,697,064 and $148,693,150, respectively.

See accompanying Notes to Financial Statements.


                23  Oppenheimer Quest Small Cap Value Fund

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies

Oppenheimer Quest Small Cap Value Fund (the Fund), a series of Oppenheimer Quest For Value Funds, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with OpCap Advisors. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Investment Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                   24  Oppenheimer Quest Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


================================================================================
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 1999, a provision of $11,635 was made for the Fund's projected benefit obligations, resulting in an accumulated liability of $19,949 at April 30, 1999.

--------------------------------------------------------------------------------
Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Interest income is accrued on a daily basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

            The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                  25  Oppenheimer Quest Small Cap Value Fund

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              Six Months Ended April 30, 1999   Year Ended October 31, 1998
                              -------------------------------   ---------------------------
                              Shares        Amount              Shares           Amount
----------------------------------------------------------------------------------------------
Class A:
Sold                           2,108,817    $  36,143,327           5,051,210    $ 102,403,615
Distributions reinvested         333,112        5,732,854             768,695       15,266,280
Redeemed                      (3,859,879)     (65,911,939)         (3,380,773)     (66,457,078)
                              ----------    -------------       -------------    -------------
Net increase (decrease)       (1,417,950)   $ (24,035,758)          2,439,132    $  51,212,817
                              ==========    =============       =============    =============

----------------------------------------------------------------------------------------------
Class B:
Sold                             962,674    $  16,075,230           3,034,078    $  60,041,228
Distributions reinvested         185,248        3,099,187             356,031        6,914,130
Redeemed                      (1,616,574)     (26,392,199)         (1,222,121)     (23,276,119)
                              ----------    -------------       -------------    -------------
Net increase (decrease)         (468,652)   $  (7,217,782)          2,167,988    $  43,679,239
                              ==========    =============       =============    =============

----------------------------------------------------------------------------------------------
Class C:
Sold                             463,629    $   7,711,048             941,618    $  18,583,330
Distributions reinvested          49,695          829,897             109,265        2,118,649
Redeemed                        (627,279)     (10,330,051)           (587,036)     (11,138,291)
                              ----------    -------------       -------------    -------------
Net increase (decrease)         (113,955)   $  (1,789,106)            463,847    $   9,563,688
                              ==========    =============       =============    =============

================================================================================
3. Unrealized Gains and Losses on Investments

As of April 30, 1999, net unrealized appreciation on investments of $9,743,652 was composed of gross appreciation of $29,802,306, and gross depreciation of $20,058,654.

================================================================================
4. Management Fees and Other Transactions with Affiliates

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 1.00% of the first $400 million of average annual net assets of the Fund, 0.90% of the next $400 million and 0.85% of average annual net assets in excess of $800 million. The Fund's management fee for the six months ended April 30, 1999 was 1.00% of the average annual net assets for each class of shares.

            The Manager pays OpCap Advisors (the Sub-Advisor) based on the fee schedule set forth in the Prospectus. For the six months ended April 30, 1999, the Manager paid $515,436 to the Sub-Advisor.


                  26  Oppenheimer Quest Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
For the six months ended April 30, 1999, commissions (sales charges paid by investors) on sales of Class A shares totaled $351,206, of which $88,715 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by affiliated broker/dealers. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class A, Class B and Class C shares totaled $60,612, $408,340 and $36,981, respectively. The amount paid to an affiliated broker/dealer for Class B shares was $38,630. During the six months ended April 30, 1999, OFDI received contingent deferred sales charges of $2,000, $230,484 and $9,794, respectively, upon redemption of Class A, Class B and Class C shares as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

            OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and other Oppenheimer funds. The Fund pays OFS an annual maintenance fee of $18.00 for each Fund shareholder account and reimburses OFS for its out-of-pocket expenses. During the six months ended April 30, 1999, the Fund paid OFS $414,496.

            Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

            The Fund has adopted a Distribution and Service Plan for Class A shares to compensate OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Under the Plan, the Fund pays an annual asset-based sales charge to OFDI of 0.25% per year on Class A shares. The Fund also pays a service fee to OFDI of 0.25% per year. Each fee is computed on the average annual net assets of Class A shares of the Fund, determined as of the close of each regular business day. OFDI uses all of the service fee and a portion of the asset-based sales charge to compensate brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. OFDI retains the balance of the asset-based sales charge to compensate itself for its other expenditures under the Plan. During the six months ended April 30, 1999, OFDI paid $11,819 to an affiliated broker/dealer as compensation for Class A personal service and maintenance expenses and retained $160,525 as compensation for Class A sales commissions and service fee advances, as well as financing costs.


                  27  Oppenheimer Quest Small Cap Value Fund

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
4. Management Fees and Other Transactions with Affiliates (continued)

The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares, for its services rendered in distributing Class B and Class C shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold Class B and Class C shares. Each fee is computed on the average annual net assets of Class B or Class C shares, determined as of the close of each regular business day. During the six months ended April 30, 1999, OFDI paid $2,732 to an affiliated broker/dealer as compensation for Class B personal service and maintenance expenses and retained $402,000 and $67,352, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If either Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of April 30, 1999, OFDI had incurred excess distribution and servicing costs of $2,333,043 for Class B and $271,523 for Class C.

================================================================================
5. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.

            The Fund had no borrowings outstanding during the six months ended April 30, 1999.


                  28  Oppenheimer Quest Small Cap Value Fund

--------------------------------------------------------------------------------
Oppenheimer Quest Small Cap Value Fund
--------------------------------------------------------------------------------

A Series of Oppenheimer Quest For Value Funds

================================================================================
Officers and Trustees    Bridget A. Macaskill, Chairman of the Board of Trustees
                           and President
                         Paul Y. Clinton, Trustee
                         Thomas W. Courtney, Trustee
                         Robert G. Galli, Trustee
                         Lacy B. Herrmann, Trustee
                         George Loft, Trustee
                         Robert C. Doll, Jr., Vice President
                         Brian W. Wixted, Treasurer
                         Robert J. Bishop, Assistant Treasurer
                         Scott T. Farrar, Assistant Treasurer
                         Andrew J. Donohue, Secretary
                         Robert G. Zack, Assistant Secretary

================================================================================
Investment Advisor       OppenheimerFunds, Inc.

================================================================================
Sub-Advisor              OpCap Advisors

================================================================================
Distributor              OppenheimerFunds Distributor, Inc.

================================================================================
Transfer and Shareholder   OppenheimerFunds Services
Servicing Agent

================================================================================
Custodian of             Citibank, N.A.
Portfolio Securities

================================================================================
Independent Accountants  PricewaterhouseCoopers LLP

================================================================================
Legal Counsel            Gordon Altman Butowsky Weitzen Shalov & Wein

                         The financial statements included herein have been taken from the records of the Fund without examination of the independent accountants. This is a copy of a report to shareholders of Oppenheimer Quest Small Cap Value Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Quest Small Cap Value Fund. For material information concerning the Fund, see the Prospectus.

                         Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


                  29  Oppenheimer Quest Small Cap Value Fund

--------------------------------------------------------------------------------
OppenheimerFunds Family
--------------------------------------------------------------------------------

==========================================================================================
Real Asset Funds
------------------------------------------------------------------------------------------
Real Asset Fund               Gold & Special Minerals Fund

==========================================================================================
Global Stock Funds
------------------------------------------------------------------------------------------
Developing Markets Fund       International Growth Fund      Global Growth & Income Fund
International Small           Global Fund                    Europe Fund
  Company Fund                Quest Global Value Fund

==========================================================================================
Stock Funds
------------------------------------------------------------------------------------------
Enterprise Fund               MidCap Fund                    Growth Fund
Discovery Fund                Capital Appreciation Fund      Large Cap Growth Fund
Quest Small Cap Value Fund    Quest Capital Value Fund       Disciplined Value Fund
                                                             Quest Value Fund

==========================================================================================
Stock & Bond Funds
------------------------------------------------------------------------------------------
Main Street Growth &          Total Return Fund              Multiple Strategies Fund
  Income Fund(1)              Quest Balanced                 Disciplined Allocation Fund
Quest Opportunity             Value Fund                     Convertible Securities Fund
  Value Fund                  Capital Income Fund(2)

==========================================================================================
Taxable Bond Funds
------------------------------------------------------------------------------------------
International Bond Fund       Champion Income Fund           U.S. Government Trust
World Bond Fund               Strategic Income Fund          Limited-Term Government Fund
High Yield Fund               Bond Fund

==========================================================================================
Municipal Bond Funds
------------------------------------------------------------------------------------------
California Municipal Fund(3)  Pennsylvania Municipal Fund(3) Rochester Division:
Florida Municipal Fund(3)     Municipal Bond Fund            Rochester Fund Municipals
New Jersey Municipal Fund(3)  Insured Municipal Fund         Limited Term New York
New York Municipal Fund(3)    Intermediate Municipal Fund       Municipal Fund

==========================================================================================
Money Market Funds(4)
------------------------------------------------------------------------------------------
Money Market Fund             Cash Reserves

1. On 12/22/98, the Fund's name was changed from "Main Street Income & Growth Fund."
2. On 4/1/99, the Fund's name was changed from "Equity Income Fund."
3. Available only to investors in certain states.
4. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds. Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.

(C) Copyright 1999 OppenheimerFunds, Inc. All rights reserved.


                  30  Oppenheimer Quest Small Cap Value Fund

                            ------------------------

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                            ------------------------

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designed to make investing simple. Whether it's automatic investment plans,
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             Transfer and Shareholder Servicing Agent

             OppenheimerFunds Services,
             P.O. Box 5270, Denver, CO 80217-5270

                                   [LOGO]
                              OppenheimerFunds(R)
                              Distributor, Inc.

RS0251.001.0499 June 29, 1999